Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 21.8%
7,011	iShares Core S&P 500 ETF	$ 2,676,590	13.0
5,681	iShares Russell 2000 ETF	1,240,219	6.0
5,020	iShares Russell Mid-Cap Growth ETF	522,130	2.5
211	Vanguard Russell 1000 Growth ETF	51,902	0.3

	Total Exchange-Traded Funds
	(Cost $3,485,312)	4,490,841	21.8

MUTUAL FUNDS: 78.2%
	Affiliated Investment Companies: 55.1%
60,196	Voya Intermediate Bond Fund - Class P3	626,644	3.0
27,396	Voya Large Cap Growth Fund - Class P3	1,565,664	7.6
111,465	Voya Large Cap Value Fund - Class P3	1,486,941	7.2
115,970	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,832,331	8.9
242,095	Voya Multi-Manager International Equity Fund - Class P3	3,372,389	16.5
185,036	Voya Multi-Manager International Factors Fund - Class P3	1,935,480	9.4
48,905	Voya Multi-Manager Mid Cap Value Fund - Class P3	515,463	2.5
		11,334,912	55.1

	Unaffiliated Investment Companies: 23.1%
113,192	TIAA-CREF S&P 500 Index Fund - Class I	4,746,159	23.1

	Total Mutual Funds
	(Cost $13,727,806)	16,081,071	78.2

	Total Investments in Securities (Cost $17,213,118)	$ 20,571,912	100.0
	Assets in Excess of Other Liabilities	4,480	0.0
	Net Assets	$ 20,576,392	100.0

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,490,841	$–	$–	$4,490,841
Mutual Funds	16,081,071	–	–	16,081,071
Total Investments, at fair value	$20,571,912	$–	$–	$20,571,912

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$404,340	$663,400	$(419,309)	$(21,787)	$626,644	$13,750	$11,032	$9,181
Voya Large Cap Growth Fund - Class P3	1,161,380	813,908	(475,279)	65,655	1,565,664	3,779	87,604	160,040
Voya Large Cap Value Fund - Class P3	930,880	644,560	(302,136)	213,637	1,486,941	15,016	58,598	93,182
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	840,118	867,095	(239,124)	364,242	1,832,331	13,134	50,988	43,797
Voya Multi-Manager International Equity Fund - Class P3	2,206,563	1,096,979	(631,058)	699,905	3,372,389	29,187	99,137	101,156
Voya Multi-Manager International Factors Fund - Class P3	1,194,521	765,812	(299,137)	274,284	1,935,480	51,861	28,077	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	352,406	157,053	(120,777)	126,781	515,463	5,238	(920)	15,888
Voya Small Company Fund - Class P3	283,945	127,509	(436,648)	25,194	-	-	(11)	-
	$7,374,153	$5,136,316	$(2,923,468)	$1,747,911	$11,334,912	$131,965	$334,505	$423,244

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $17,394,564.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,193,992
Gross Unrealized Depreciation	(16,644)

Net Unrealized Appreciation	$3,177,348